Revenue Recognition - Schedule of Market Place Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 154,388	$ 130,542	$ 430,119	$ 370,972	$ 511,094	$ 389,668	$ 23,281
Owned Properties
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	122,778	106,597	329,006	288,827	400,413	308,226	24,188
Private Label
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	31,610	23,945	101,113	82,145	110,681	81,442	(907)
Concerts
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	87,142	63,802	239,762	188,291	251,423	171,149	15,775
Sports
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	52,169	52,812	143,118	143,012	196,467	175,471	3,484
Theater
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	14,788	13,526	45,705	37,997	61,483	41,745	3,759
Other
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 289	$ 402	$ 1,534	$ 1,672	$ 1,721	$ 1,303	$ 263